Note Payable (Tables)	6 Months Ended
Jun. 30, 2013
Note Payable
Schedule of future maturities of the Note payable

Future maturities of the Note payable as of December 31, 2012 are as follows:

2013	$1,500,000
2014	2,000,000
2015	1,500,000

5,000,000
Unamortized debt issuance cost	(1,076,000)

3,924,000
Current portion	(1,160,000)

Note payable—net of current portion	$2,764,000